Note 11 - Taxation - Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Current tax	$ (924)	$ 766	$ (825)
Deferred tax	382	1,201	963
Consolidated Statement of Comprehensive Income	(541)	1,968	138
Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	0	(24)
Deferred tax	0	149	0
Consolidated Statement of Comprehensive Income	0	149	(24)
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	(924)	766	(849)
Deferred tax	382	1,350	963
Consolidated Statement of Comprehensive Income	(541)	2,117	114
Country of domicile [member]
Statement Line Items [Line Items]
Current tax	0	(52)	0
Deferred tax	0	(96)	(51)
Country of domicile [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	0	0
Deferred tax	0	0	0
Country of domicile [member] | Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	(52)	0
Deferred tax	0	(96)	(51)
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	(924)	818	(825)
Deferred tax	382	1,297	1,014
Foreign countries [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Current tax	0	0	(24)
Deferred tax	0	149	0
Foreign countries [member] | Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Current tax	(924)	818	(849)
Deferred tax	$ 382	$ 1,446	$ 1,014